Note 8 - Provision for Income Taxes - Pretax Loss From Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Domestic	$ (14,661)	$ (3,843)
Foreign	(528)	(504)
Total	$ (15,189)	$ (4,347)